Other payables and accrued liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Other payables and accrued liabilities [Abstract]
Contract deposit	$ 27,261,543	$ 25,009,089
Accrued expense	15,550,633	14,070,704
Deed tax and maintenance fund withheld for customers	4,989,023	8,853,790
Bidding deposit	691,844	723,174
Welfare	1,704,441	1,524,935
Other tax payable	7,756,722	7,101,425
Aircraft operating expense	505,110	0
Accrued interest expense	7,077,864	1,352,000
Others	7,909,146	6,086,276
Total	$ 73,446,326	$ 64,721,393